Revenue - License and Collaboration Agreement (Details) $ in Thousands				1 Months Ended							12 Months Ended			35 Months Ended
	Jan. 23, 2023 USD ($)	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Jul. 31, 2021	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved											$ 10,000
Revenue from external customers											548,512	$ 630,201	$ 837,999
Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											100,637	128,008	83,087
Services-Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											45,300	52,485	48,608
Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers												471	481
PRC
Revenue from license and collaboration agreements
Revenue from external customers											407,454	452,413	484,895
License and collaboration agreement with Takeda Pharmaceutical
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received	$ 1,100,000
Upfront payment											400,000
Regulatory approval milestone payments achieved											52,000
Net sales achieved by counter party												200,000
Commercial sales milestone payment achieved											20,000
Percentage of transaction price allocated to licenses	62.00%
Percentage of transaction price allocated to other performance obligations	38.00%
Revenue from external customers											141,058	177,789	353,104
License and collaboration agreement, revenue recognized, upfront payments											47,500			$ 358,400
License and collaboration agreement, revenue recognized, regulatory approval milestone											2,800			52,000
License and collaboration agreement, revenue recognized, commercial sales milestone											0			$ 20,000
License and collaboration agreement with Takeda Pharmaceutical | Manufacturing supply-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											45,050	51,378	5,053
License and collaboration agreement with Takeda Pharmaceutical | Manufacturing supply-Allocated from upfront payment
Revenue from license and collaboration agreements
Revenue from external customers											31,189	10,392	4,718
License and collaboration agreement with Takeda Pharmaceutical | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											1,284	18,949	33,892
License and collaboration agreement with Takeda Pharmaceutical | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											17,538	25,384	28,494
License and collaboration agreement with Takeda Pharmaceutical | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											44,357	39,386	2,092
License and collaboration agreement with Takeda Pharmaceutical | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											1,640	32,300	278,855
License and collaboration agreement with Takeda Pharmaceutical | US
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved							$ 35,000
License and collaboration agreement with Takeda Pharmaceutical | JP
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved						$ 7,000
License and collaboration agreement with Takeda Pharmaceutical | Europe
Revenue from license and collaboration agreements
Regulatory approval milestone payments achieved					$ 10,000
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements
Maximum amount of series of payments expected to be received		$ 86,500
Life cycle indications ("LCI") | item										3
Remaining per life cycle indication regulatory approval milestone payments										$ 20,000
Remaining regulatory approval milestone payments										$ 60,000
Increase of development and regulatory approval milestones for an initial indication									$ 10,000
Upfront payment											6,500
Percentage of transaction price allocated to licenses		90.00%
Percentage of transaction price allocated to other performance obligations		10.00%
Revenue from external customers											76,925	86,563	84,974
Development milestone payments achieved											40,000
License and collaboration agreement with Eli Lilly | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											16,205	15,826	16,966
License and collaboration agreement with Eli Lilly | Services-Commercialization of Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											45,300	52,485	48,608
License and collaboration agreement with Eli Lilly | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											31	230	2,828
License and collaboration agreement with Eli Lilly | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers													12
License and collaboration agreement with Eli Lilly | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											15,389	18,022	16,560
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements
Percentage of royalties		15.00%								15.00%
Threshold percentage of sales in provinces to promote										30.00%
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements
Percentage of royalties		20.00%								29.00%
Threshold percentage of sales in provinces to promote										40.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements
Series of payments			$ 140,000
Upfront payment											20,000
Revenue from external customers											38,073	43,612	43,901
Development milestone payments achieved				$ 11,000							57,000
First-sale milestone payment achieved											25,000
Percentage of transaction price allocated to license to savolitinib			95.00%
Percentage of transaction price allocated to research and development services			5.00%
License and collaboration agreement with AstraZeneca | Goods-Invoiced Marketed Products sales
Revenue from license and collaboration agreements
Revenue from external customers											9,899	10,874	15,013
License and collaboration agreement with AstraZeneca | Services-Research and development
Revenue from license and collaboration agreements
Revenue from external customers											8,278	13,072	14,993
License and collaboration agreement with AstraZeneca | Services-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											773	333	77
License and collaboration agreement with AstraZeneca | Royalties-Marketed Products
Revenue from license and collaboration agreements
Revenue from external customers											8,673	13,633	$ 13,818
License and collaboration agreement with AstraZeneca | Licensing-Allocated from upfront and milestone payments
Revenue from license and collaboration agreements
Revenue from external customers											$ 10,450	$ 5,700
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements
Percentage of royalties								30.00%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements
Percentage of royalties, tier one								9.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements
Percentage of royalties, tier one								13.00%